Annual Fund Operating Expenses - Verity U.S. Treasury Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 9, 2028
Verity U.S. Treasury Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.59%	[1]

[1]	Verity Asset Management (the “Adviser”) has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, redemption fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses and judgments and indemnification expenses) do not exceed 0.58% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least October 9, 2028, and may be terminated at any time thereafter upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.